Average Annual Total Returns - Investor A, C, Institutional and Class R - BLACKROCK ADVANTAGE SMALL CAP GROWTH FUND	Jan. 28, 2021
Russell 2000® Growth Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	34.63%
5 Years	16.36%
10 Years	13.48%
Institutional Shares
Average Annual Return:
1 Year	33.40%
5 Years	17.18%
10 Years	13.40%
Investor A Shares
Average Annual Return:
1 Year	26.14%
5 Years	15.62%
10 Years	12.46%
Investor A Shares | After Taxes on Distributions
Average Annual Return:
1 Year	23.27%
5 Years	12.33%
10 Years	8.20%
Investor A Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	16.31%
5 Years	11.38%
10 Years	8.35%
Investor C Shares
Average Annual Return:
1 Year	31.03%
5 Years	15.96%
10 Years	12.35%
Class R Shares
Average Annual Return:
1 Year	32.71%
5 Years	16.59%
10 Years	12.84%